Offerings - Offering: 1	Aug. 18, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	8,183,304
Maximum Aggregate Offering Price	$ 25,984,551.6
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,588.47
Rule 457(f)	true
Amount of Securities Received | shares	36,597,960
Value of Securities Received, Per Share | $ / shares	0.71
Value of Securities Received	$ 25,984,551.6
Fee Note MAOP	$ 25,984,551.6
Offering Note

(1)
Represents the estimated maximum number of shares of common stock, par value $0.0001 per share (the “NXH Common Stock”), of the registrant, Neighborhood Intelligence, Inc. (“NXH”), to be issued upon the completion of the transactions contemplated by that certain Agreement and Plan of Merger, dated as of June 16, 2026 (as amended by the Amendment thereto, dated as of August 14, 2026, the “Merger Agreement,” and such transactions collectively, the “Merger”), by and among NXH, Fathom Merger Sub, Inc. and Fathom Holdings Inc. (“Fathom”). This number is estimated solely for the purpose of calculating the registration fee and is based on (i) 36,597,960, the estimated maximum number of shares of common stock, no par value per share (“Fathom Common Stock”), of Fathom issued and outstanding or issuable or expected to be exchanged (including in respect of Fathom restricted stock, restricted stock units and performance stock units outstanding as of the initial filing of this registration statement) in connection with the Merger, multiplied by (ii) 0.2236, the initial exchange ratio under the Merger Agreement.

(2)
Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(f)(1) under the Securities Act of 1933, as amended. The proposed maximum aggregate offering price $25,984,551.60 of the shares of NXH Common Stock was calculated based upon the market value of shares of NXH Common Stock and is equal to the product of (i) $0.71, the average of the high and low prices of a share of  Fathom Common Stock as reported on the Nasdaq Capital Market on August 12, 2026, and (ii) 36,597,960, the estimated maximum number of shares of Fathom Common Stock issued and outstanding or issuable or expected to be exchanged (including in respect of Fathom restricted stock, restricted stock units and performance stock units outstanding as of the initial filing of this registration statement) in connection with the Merger.